Defined benefit pension schemes - Background (Details) - plan	12 Months Ended
	Dec. 31, 2019	Jun. 29, 2019
PSPS
Defined benefit pension schemes
Percentage of underlying Group's defined benefit schemes	30.00%
PSPS | M&G Prudential Service Company Limited
Defined benefit pension schemes
Percentage of underlying Group's defined benefit schemes		30.00%
Other schemes | Taiwan
Defined benefit pension schemes
Number of plans	2